EQ ADVISORS TRUSTSM

SUPPLEMENT DATED FEBRUARY 11, 2016 TO THE

STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2015, AS SUPPLEMENTED

This Supplement updates certain information contained in the Statement of Additional Information (“SAI”) of EQ Advisors Trust (“Trust”) dated May 1, 2015, as supplemented. You should read this Supplement in conjunction with the SAI and retain it for future reference. You may obtain an additional copy of the SAI, or a copy of the Summary Prospectus, or Prospectus free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104, or you can view, print, and download a copy of these documents by visiting the Trust’s website at www.axa-equitablefunds.com.

The purpose of this Supplement is to provide you with information regarding a change to the investment managers for the AXA/AB Short Duration Government Bond Portfolio and the EQ/Quality Bond PLUS Portfolio (each a “Portfolio” and together, the “Portfolios”).

With regard to the Portfolios, information contained in the tables of the section of the SAI entitled “Appendix C – EQ ADVISORS TRUST – PORTFOLIO MANAGER INFORMATION - AllianceBernstein L.P. (“AllianceBernstein” or Adviser”) for the Portfolios, is hereby deleted and replaced with the following information:

AllianceBernstein L.P. (“AllianceBernstein” or “Adviser”)

Portfolio Manager	Presented below for each portfolio manager is the number of
other accounts of the Adviser managed by the portfolio manager and the total assets in the accounts managed within each
	category, as of December 31, 2014.						Presented below for each of the categories is the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account.
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
AXA/AB Short Duration Government Bond Portfolio (“Fund”)
Michael S. Canter*	1	$1.40 Billion	3	$1.02 Billion	1	$405 Million	0	N/A	2	$501 Million	1	$405 Million
Shawn E. Keegan	13	$9.94 Billion	22	$44.51 Billion	133	$53.58 Billion	0	N/A	0	N/A	3	$3.55 Billion
Douglas J. Peebles	39	$10.19 Billion	50	$6.55 Billion	86	$35.43 Billion	0	N/A	0	N/A	6	$2.71 Billion
Greg Wilensky, CFA®	51	$8.76 Billion	29	$929 Million	118	$9.23 Billion	0	N/A	0	N/A	1	$393 Million
EQ/Quality Bond Plus Portfolio (“Fund”)
Michael S. Canter*	1	$1.64 Billion	3	$1.012 Billion	1	$405 Million	0	N/A	2	$501 Million	1	$405 Million
Shawn E. Keegan	13	$9.45 Billion	22	$44.51 Billion	133	$53.58 Billion	0	N/A	0	N/A	3	$3.55 Billion
Douglas J. Peebles	39	$10.19 Billion	50	$6.55 Billion	86	$35.43 Billion	0	N/A	0	N/A	6	$2.71 Billion
Greg Wilensky, CFA®	51	$10 Billion	29	$929 Million	118	$9.23 Billion	0	N/A	0	N/A	1	$393 Million

*	Since the portfolio manager began serving on the Portfolio in February 2016, information for the portfolio manager has been provided as of December 31, 2015.

Ownership of Securities of the Fund as of December 31, 2014

Portfolio Manager	None	$1-$10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,000- $1,000,000	over $1,000,000
AXA/AB Short Duration Government Bond Portfolio (“Fund”)
Michael S. Canter**	X
Shawn E. Keegan	X
Douglas J. Peebles	X
Greg Wilensky, CFA®	X
EQ/Quality Bond PLUS Portfolio (“Fund”)
Michael S. Canter**	X
Shawn E. Keegan	X
Douglas J. Peebles	X
Greg Wilensky, CFA®	X

**	Since the portfolio manager began serving on the Portfolio in February 2016, information for the portfolio manager has been provided as of January31, 2016.

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